SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investments (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Investments [Line Items]
Short-term investments	¥ 420,000,000	$ 59,155,763	¥ 2,593,000,000	¥ 6,032,000,000
Changes in fair value of investments	1,426,370	$ 200,900	¥ 10,917,736	¥ 21,167,575
Short-term investments
Schedule of Investments [Line Items]
Changes in fair value of investments	¥ 1,426,370